Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Sales	$ 79,680	$ 218,415	$ 645,176	$ 933,715
Cost of goods sold	65,799	178,309	756,836	766,779
Gross profit (loss)	13,881	40,106	(111,660)	166,936
OPERATING EXPENSES
General and administrative expenses	3,363,748	4,368,843	18,607,142	15,985,552
Research and development	8,145,266	1,387,541	7,074,339	7,268,084
Sales and marketing	40,513	65,617	269,284	1,849,460
Impairment on notes receivable				543,938
Total operating expenses	11,549,527	5,822,001	25,950,765	25,647,034
NET LOSS FROM OPERATIONS	(11,535,646)	(5,781,895)	(26,062,425)	(25,480,098)
OTHER EXPENSE
Interest expense	(2,489,045)	(198,492)	(4,195,127)	(753,038)
Interest income	377	9,074	10,166	57,348
Other income				58,960
Amortization of debt discount	(635,710)	(13,393)	(2,194,773)	(1,533,048)
Gain (Loss) on note exchange agreement	(208,670)		51,712
Total other expense	(3,333,048)	(202,811)	(6,328,022)	(2,169,778)
Net loss before income taxes	(14,868,694)	(5,984,706)	(32,390,447)	(27,649,876)
Income tax provision
NET LOSS	(14,868,694)	(5,984,706)	(32,390,447)	(27,649,876)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(138,967)		(9,608)
NET LOSS ATTRIBUTABLE TO ADITXT, INC. & SUBSIDIARIES	$ (14,729,727)	$ (5,984,706)	(32,380,839)	(27,649,876)
Deemed Dividend			(319,871)	(37,667)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS			$ (32,700,710)	$ (27,687,553)
Net loss per share - basic (in Dollars per share)	$ (9.14)	$ (52.46)	$ (108.15)	$ (597.12)
Weighted average number of shares outstanding during the period - Basic (in Shares)	1,610,872	114,072	302,356	46,369